Revenue and other group-wide disclosures (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Disclosure of revenue by country and by major collaboration partner
Revenues in the table below are attributable to individual countries and are based on the location of the Group’s collaboration partners.

Revenues by country
in TCHF, for the six months ended June 30	2024	2023

Switzerland	4,289	3,465
Total revenues	4,289	3,465

Analysis of revenue by major alliance partner
in TCHF, for the six months ended June 30	2024	2023

Novartis AG, Switzerland	4,289	3,465
Total revenues	4,289	3,465

Revenues by country
in TCHF, for the three months ended June 30	2024	2023

Switzerland	1,551	415
Total revenues	1,551	415

Analysis of revenue by major alliance partner
in TCHF, for the three months ended June 30	2024	2023

Novartis AG, Switzerland	1,551	415
Total revenues	1,551	415